Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
(LOSS)/EARNINGS PER COMMON SHARE [Abstract]
(Loss)/Earnings per share, basic and diluted

	Year ended December 31, 2016	Year ended December 31, 2015	Year ended December 31, 2014
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(303,823)	$(134,112)	$(56,203)
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(15,909)	(16,202)	(10,773)
Tender Offer - Redemption of preferred stock Series G and H including $5,063 of undeclared preferred dividend cancelled	46,627	—	—
Loss available to Navios Holdings common stockholders, basic and diluted	$(273,105)	$(150,314)	$(66,976)

Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings stockholders — adjusted weighted shares	107,366,783	105,896,235	103,476,614
Basic and diluted net loss per share attributable to Navios Holdings stockholders	$(2.54)	$(1.42)	$(0.65)